PREFERRED EQUITY CERTIFICATES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT AND CREDIT FACILITIES
Preferred equity certificates

			Carrying
			Value		Foreign	Carrying
	Maturity	Interest	December 31,		Currency	Value	Interest
(in millions)	date	Rate	2020	Redemption	Translation	September 30, 2021	Expense
Series 1 PECs	9/1/2047	See below	$641.7	$(620.9)	$(20.8)	$—	$—

			Carrying			Carrying
			Value		Foreign	Value
	Maturity	Interest	December 31,	Borrowing/	Currency	December 31,	Interest
(in millions)	date	Rate	2019	(Reimbursement)	Translation	2020	Expense
Series 1 PECs	9/1/2047	See below	$588.4	$—	$53.3	$641.7	$—